Deferred Tax Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets:
Net operating loss carryforward	$ 4,820,500	$ 5,327,000
Stock-based compensation	1,272,600	907,100
Accruals	240,700	139,800
Research & development tax credits	95,500	0
Other	2,100	2,700
Gross deferred tax assets	6,431,400	6,376,600
Deferred Tax Liabilities:
Intangible assets	(93,200)	0
Fixed assets	(8,100)	(3,000)
Gross deferred tax liabilities	(101,300)	(3,000)
Net deferred tax assets	6,330,100	6,373,600
Valuation allowance	(6,330,100)	(6,373,600)
Deferred tax asset, net of valuation allowance	0	0
Changes in valuation allowance	$ (43,500)	$ 1,631,300